Derivative instruments - Narrative (Details) gallon in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2023 gallon	Mar. 31, 2023 gallon
Disclosure of derivative instruments [Line Items]
Considerations to minimum cash guarantee, period	4 years
Foreign exchange forward contracts
Disclosure of derivative instruments [Line Items]
Amount hedged per month	$ 40.0
Fair value of hedged instrument	0.4
Diesel Fuel Hedge Swap Contracts
Disclosure of derivative instruments [Line Items]
Fair value of hedged instrument	$ 0.3
Diesel Fuel Hedge Swap Contracts | Announcing Hedging Activity | Forecast
Disclosure of derivative instruments [Line Items]
Number of gallons hedged per month | gallon		0.2	0.7